Assets Held for Sale (Details)	3 Months Ended					6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) MW	Sep. 30, 2024 Miners MW	Jun. 30, 2024 MW	Mar. 31, 2024 MW	Dec. 31, 2023 USD ($) Miners	Jun. 30, 2024 Miners	Dec. 31, 2024 USD ($) Miners MW	Dec. 31, 2023 USD ($) MW
Bitmain S19j Pro Miners [Member]
Assets Held for Sale [Line Items]
Number of pro bitmain miners (in Miners) | Miners		5,786			300	2,609	699
Carrying amount	$ 260,000						$ 260,000
Net proceeds							205,000
Loss							55,000
Impairment loss							300,000
MicroBT WhatsMiner M30, M31 and M50 Miners [Member]
Assets Held for Sale [Line Items]
Number of MW (in MW) | MW	1,447	277	22,956	2,775
MicroBT WhatsMiner M31 Miners [Member]
Assets Held for Sale [Line Items]
Number of MW (in MW) | MW			7,118	4,921
MicroBT WhatsMiner M30, M31 and M50 Miners [Member]
Assets Held for Sale [Line Items]
Number of MW (in MW) | MW			532
MicroBT WhatsMiner M30, M31 and M50 Miners [Member]
Assets Held for Sale [Line Items]
Carrying amount	$ 2,299,000						2,299,000
Net proceeds							$ 2,308,000
Number of MW (in MW) | MW							15,099
Gain	9,000						$ 9,000
MicroBT WhatsMiner M30, M31 and M50 Miners [Member]
Assets Held for Sale [Line Items]
Impairment loss							3,120
MicroBT WhatsMiner M20S Miners [Member]
Assets Held for Sale [Line Items]
Carrying amount	108,000				$ 714,000		108,000	$ 714,000
Net proceeds							34,000	407,000
Loss								$ 307,000
Impairment loss							$ 208,000
Number of MW (in MW) | MW							258
Gain	$ 74,000						$ 74,000
Number of micro BT whatsminer M20S miners sold (in MW) | MW								1,781
Innosilicon T2T, Canaan Avalon A10, Antminer T15 & Antminer S15 miners [Member]
Assets Held for Sale [Line Items]
Impairment loss								$ 388,000